Investment Objectives and Goals	Jan. 03, 2026
Pacer S&P 500 Quality FCF R&D Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P 500 Quality FCF R&D Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P 500 Quality FCF R&D Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P 500 Quality FCF R&D Leaders Index (the “Index”).

Pacer S&P 500 Quality FCF High Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P 500 Quality FCF High Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P 500 Quality FCF High Dividend ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P 500 Quality FCF High Dividend Index (the “Index”).